SIGNIFICANT ACCOUNTING POLICIES (Schedule of Revenues Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Line Items]
Total revenues	$ 248,419	$ 333,307	$ 345,221
Airport Security and Other Aviation Services [Member]
Accounting Policies [Line Items]
Total revenues	222,654	309,548	329,150
Authentication Technology [Member]
Accounting Policies [Line Items]
Total revenues	$ 25,765	$ 23,759	$ 16,071